Retirement of Treasury Stock (Detail) - 12 months ended Mar. 31, 2015 - shares	Total
Equity, Class of Treasury Stock [Line Items]
Reason for retiring treasury stock	The retirement was made to relieve concerns regarding the dilution of TMC's share value due to reissuance of treasury stock in the future.
Number of shares retired	30,000,000